BORROWINGS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 2,239	$ 1,983	$ 1,909	$ 1,931
Debt arrangements
Disclosure of detailed information about borrowings [line items]
Utilised facilities	1,738	1,735	1,733
Debt arrangements | Unamortised loan costs
Disclosure of detailed information about borrowings [line items]
Utilised facilities	(23)	(26)	(29)
Debt arrangements | Interest accrued
Disclosure of detailed information about borrowings [line items]
Utilised facilities	11	11	12
Banking facilities
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 501	248	176
Rated bonds, November 2028 | Debt arrangements
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.375%
Notional amount	$ 750
Available facilities (2)	0
Rated bonds, November 2028 | Debt arrangements | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 750	750	750
Rated bonds, October 2030 | Debt arrangements
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.75%
Notional amount	$ 700
Available facilities (2)	0
Rated bonds, October 2030 | Debt arrangements | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 700	700	700
Rated bonds, April 2040 | Debt arrangements
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	6.50%
Notional amount	$ 300
Available facilities (2)	0
Rated bonds, April 2040 | Debt arrangements | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	300	300	300
Multi-currency revolving credit facility, June 2022 | Banking facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	0
Available facilities (2)	0
Multi-currency revolving credit facility, June 2022 | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 0	0	31
Multi-currency revolving credit facility, June 2022 | LIBOR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%
Multi-currency revolving credit facility, June 2022 | BBSY | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%
Siguiri revolving credit facility, August 2022 | Banking facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 0
Available facilities (2)	0
Siguiri revolving credit facility, August 2022 | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 0	0	35
Siguiri revolving credit facility, August 2022 | LIBOR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	8.50%
Geita revolving credit facility | Banking facilities
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	5.00%
Notional amount	$ 289
Available facilities (2)	103
Geita revolving credit facility | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 189	151	110
Geita revolving credit facility | SOFR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	6.70%
Siguiri revolving credit facility, October 2025 | Banking facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 65
Available facilities (2)	0
Siguiri revolving credit facility, October 2025 | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 68	67	0
Siguiri revolving credit facility, October 2025 | SOFR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	8.00%
Multi-currency revolving credit facility, June 2028 | Banking facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,400
Available facilities (2)	1,150
Multi-currency revolving credit facility, June 2028 | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 244	30	0
Multi-currency revolving credit facility, June 2028 | BBSY | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%
Multi-currency revolving credit facility, June 2028 | SOFR | Banking facilities
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%
Commercial banking facilities | Banking facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 8
Available facilities (2)	8
Commercial banking facilities | Banking facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 0	$ 0	$ 0